Cover	Feb. 02, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 02, 2021
Entity Registrant Name	ITERIS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-08762
Entity Tax Identification Number	95-2588496
Entity Address, Address Line One	1700 Carnegie Ave
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Santa Ana
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92705
City Area Code	949
Local Phone Number	270-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	ITI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000350868